Segment Information - Revenue from Operating Segments (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	$ 6,634	$ 8,564	$ 12,259	$ 15,775
Finance and interest income	324	347	659	676
Net revenues	6,958	8,911	12,918	16,451
Eliminations and other
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	(558)	(757)	(1,050)	(1,533)
Finance and interest income	(99)	(121)	(177)	(234)
Agricultural equipment [Member] | Operating Profit [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	3,035	4,436	5,612	8,142
Construction Equipment [Member] | Operating Profit [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	740	931	1,342	1,705
Commercial Vehicles [Member] | Operating Profit [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,470	2,704	4,507	5,012
Powertrain [Member] | Operating Profit [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	947	1,250	1,848	2,451
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	6,634	8,564	12,259	15,777
Finance and interest income	59	66	130	126
Net revenues	6,693	8,630	12,389	15,903
Industrial Activities [Member] | Operating Profit [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	6,634	8,564	12,259	15,777
Financial services [Member]
Segment Reporting Information [Line Items]
Finance and interest income	423	468	836	908
Net revenues	423	468	836	908
Financial services [Member] | Operating Profit [Member]
Segment Reporting Information [Line Items]
Finance and interest income	$ 423	$ 468	$ 836	$ 908